1. Summary of Significant Accounting Policies: Depreciation and Amortization (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Depreciation and amortization	$ 3,156,828	$ 2,910,855	$ 2,716,463